Note 6 - Premises and Equipment (Details) - Components of Premises and Equipment (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 14,058	$ 14,031	$ 14,083
Accumulated depreciation and amortization	(5,760)	(5,545)	(5,201)
	8,298	8,486	8,882
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	1,937	1,937	1,937
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	8,477	8,477	8,469
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	1,769	1,767	1,787
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	1,868	1,835	1,887
Assets Being Developedfor Future Use [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 7	$ 15	$ 3